FAIR VALUE MEASUREMENTS (Details) - Tailwind Acquisition Corp [Member] - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Cash and marketable securities held in Trust Account	$ 33,034,062	$ 2,040	$ 1,138
Warrant Liability	2,112,863	13,733,608	36,975,099
Cash withdrawn from Trust Account to pay franchise and income taxes	706,648
Gross holding gains and fair value of held-to-maturity securities
Amortized Cost		334,439,154	334,319,993
Treasury Preferred Fund
Gross holding gains and fair value of held-to-maturity securities
Amortized Cost		334,439,154
Gross Holding Gain		6,468
Fair Value		334,445,622
U.S. Treasury Securities
Gross holding gains and fair value of held-to-maturity securities
Amortized Cost			334,319,993
Gross Holding Loss			(1,804)
Fair Value			334,318,189
Level 1 | Recurring
FAIR VALUE MEASUREMENTS
Cash and marketable securities held in Trust Account	33,034,062	334,441,194	334,321,131
Level 1 | Recurring | Public Warrants
FAIR VALUE MEASUREMENTS
Warrant Liability	1,336,863	8,689,608	23,395,099
Level 2 | Recurring | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Warrant Liability	$ 776,000	$ 5,044,000	$ 13,580,000